Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	5.66662%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,860,526.88

Principal:
Principal Collections	$19,750,789.74
Prepayments in Full	$9,088,936.74
Liquidation Proceeds	$250,419.69
Recoveries	$49,357.03
Sub Total	$29,139,503.20
Collections	$31,000,030.08

Purchase Amounts:
Purchase Amounts Related to Principal	$7,785.83
Purchase Amounts Related to Interest	$7.80
Sub Total	$7,793.63

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,007,823.71

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	13
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,007,823.71
Servicing Fee	$631,753.26	$631,753.26	$0.00	$0.00	$30,376,070.45
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,376,070.45
Interest - Class A-2a Notes	$365,892.27	$365,892.27	$0.00	$0.00	$30,010,178.18
Interest - Class A-2b Notes	$237,217.25	$237,217.25	$0.00	$0.00	$29,772,960.93
Interest - Class A-3 Notes	$1,000,512.33	$1,000,512.33	$0.00	$0.00	$28,772,448.60
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$28,429,228.60
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,429,228.60
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$28,310,540.43
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,310,540.43
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$28,225,463.35
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,225,463.35
Regular Principal Payment	$25,584,784.21	$25,584,784.21	$0.00	$0.00	$2,640,679.14
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,640,679.14
Residual Released to Depositor	$0.00	$2,640,679.14	$0.00	$0.00	$0.00
Total		$31,007,823.71

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$25,584,784.21
Total					$25,584,784.21

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$18,688,987.70	$68.96	$365,892.27	$1.35	$19,054,879.97	$70.31
Class A-2b Notes	$6,895,796.51	$68.96	$237,217.25	$2.37	$7,133,013.76	$71.33
Class A-3 Notes	$0.00	$0.00	$1,000,512.33	$3.12	$1,000,512.33	$3.12
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$25,584,784.21	$24.31	$2,150,607.10	$2.04	$27,735,391.31	$26.35

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$127,636,839.66	0.4709499	$108,947,851.96	0.4019919
Class A-2b Notes	$47,094,989.18	0.4709499	$40,199,192.67	0.4019919
Class A-3 Notes	$321,020,000.00	1.0000000	$321,020,000.00	1.0000000
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$653,181,828.84	0.6205237	$627,597,044.63	0.5962181

Pool Information
Weighted Average APR	2.874%	2.877%
Weighted Average Remaining Term	44.56	43.75
Number of Receivables Outstanding	28,816	28,208
Pool Balance	$758,103,916.72	$728,799,438.10
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$682,974,442.71	$656,950,091.32
Pool Factor	0.6460646	0.6210910

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$71,849,346.78
Targeted Overcollateralization Amount	$101,202,393.47
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$101,202,393.47

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	13
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		36	$206,546.62
(Recoveries)		14	$49,357.03
Net Loss for Current Collection Period			$157,189.59
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2488%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3131%
Second Prior Collection Period			0.3092%
Prior Collection Period			0.0576%
Current Collection Period			0.2537%
Four Month Average (Current and Prior Three Collection Periods)			0.2334%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		484	$1,432,862.35
(Cumulative Recoveries)			$138,776.63
Cumulative Net Loss for All Collection Periods			$1,294,085.72
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1103%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,960.46
Average Net Loss for Receivables that have experienced a Realized Loss			$2,673.73

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.76%	180	$5,572,860.88
61-90 Days Delinquent	0.13%	25	$947,659.61
91-120 Days Delinquent	0.03%	4	$207,010.93
Over 120 Days Delinquent	0.00%	2	$22,992.32
Total Delinquent Receivables	0.93%	211	$6,750,523.74

Repossession Inventory:
Repossessed in the Current Collection Period		13	$441,763.76
Total Repossessed Inventory		23	$971,983.92

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0781%
Prior Collection Period			0.1284%
Current Collection Period			0.1099%
Three Month Average			0.1055%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1616%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	June 2023
Payment Date	7/17/2023
Transaction Month	13

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	65	$2,282,366.83
2 Months Extended	103	$3,728,113.37
3+ Months Extended	15	$525,441.01

Total Receivables Extended	183	$6,535,921.21
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer